REVENUES (Schedule of Significant Changes in Deferred Revenues) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 3,873
New performance obligations	8,770
Reclassification to revenue as a result of satisfying performance obligations	(2,608)
Balance, end of the period	10,035
Less: long-term portion of deferred revenue	6,265
Current portion, end of period	$ 3,770